Components of net Investment in Direct Financing and Sales-Type Leases (Detail) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Future minimum lease payments receivable		$ 2,423,468	$ 1,216,086
Residual value of containers		15,070	12,601
Less: unearned income		(735,587)	(347,394)
Net investment in finance leases	[1]	1,702,951	881,293
Less: Allowance for credit losses		(696)	(1,333)
Net investment in finance leases, net		1,702,255	879,960
Amounts due within one year		110,397	78,459
Amounts due beyond one year		$ 1,591,858	$ 801,501

[1]	One major customer represented 84.9% and 80.1% of the Company’s finance leases portfolio as of September 30, 2021 and December 31, 2020, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.